SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule of Revenue by Geographic Location) (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Segment Reporting Information [Line Items]
Revenue		$ 446,256	$ 337,548
United States [Member]
Segment Reporting Information [Line Items]
Revenue		218,793	182,549
Israel [Member]
Segment Reporting Information [Line Items]
Revenue		4,214	3,235
United Kingdom [Member]
Segment Reporting Information [Line Items]
Revenue		25,655	21,934
Europe, the Middle East and Africa [Member]
Segment Reporting Information [Line Items]
Revenue	[1]	114,071	71,741
Other [Member]
Segment Reporting Information [Line Items]
Revenue		$ 83,523	$ 58,089

[1]	Excluding United Kingdom and Israel